Condensed Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 0				$ (31,545,000)	$ (10,019,000)
Adjustments to reconcile net loss to cash used in by operating activities:
Depreciation and amortization					1,534,000	1,886,000
Stock-based compensation					1,739,000	2,989,000
Amortization of operating right of use assets					1,068,000	840,000
Provision for excess and obsolete inventory					269,000	246,000
Non-cash interest expense on government assistance					1,722,000	137,000
Unrealized foreign exchange loss (gain)					(100,000)	(287,000)
Non-cash interest expense on convertible debt						5,095,000
Gain on settlement of warrant liability					0	(7,836,000)
Gain on investments in marketable securities					(1,163,000)	0
Gain on debt extinguishment					0	(3,873,000)
Interest benefit on debt					(19,000)
Government assistance					(7,140,000)	(12,027,000)
Fair value of warrants issued for services						451,000
Non-cash lease expense						201,000
Change in operating assets and liabilities:
Trade accounts receivable					163,000	8,002,000
Research incentives receivable					2,236,000	(9,053,000)
Inventories					182,000	(652,000)
Prepaid expenses and other current assets					(1,012,000)	(16,000)
Trade accounts payable					(379,000)	1,279,000
Accrued expenses and other current liabilities					578,000	(5,579,000)
Deferred revenue					(1,902,000)	(335,000)
Operating lease liabilities					(1,031,000)	(736,000)
Net cash used in operating activities					(34,800,000)	(29,287,000)
Cash flows from investing activities:
Purchase of property and equipment					(1,774,000)	(736,000)
Purchase of software					(225,000)	(53,000)
Net cash used in investing activities					(1,999,000)	(789,000)
Cash flows from financing activities:
Proceeds from issuance of preferred stock for cash					43,600,000	43,679,000
Proceeds from government assistance					25,147,000
Proceeds from debt financing					111,000
Share issuance costs						(542,000)
Proceeds from issuance of common stock upon exercise of stock options					85,000	5,000
Proceeds from issuance of common stock	1
Debt payments	0				(31,000)
Net cash provided by financing activities	1				24,913,000	43,144,000
Government Loan Payment					(399,000)
Proceeds from exercise of warrants						2,000
Effect of exchange rate changes on cash and cash equivalents	0				34,000	(13,000)
Net (decrease) increase in cash and cash equivalents	1				(11,852,000)	13,055,000
Cash and cash equivalents at beginning of period		$ 9,483,000	$ 21,335,000		21,335,000	8,280,000
Cash and cash equivalents at end of period	1	1		$ 21,335,000	9,483,000	21,335,000
Supplemental disclosure of noncash investing and financial activities:
Operating lease right-of-use assets recognized in exchange for new operating lease obligations					11,870,000	4,932,000
Acquisition of property and equipment included in accounts payable					14,000	(79,000)
Cash payments included in the measurement of operating lease liabilities					1,573,000	1,474,000
Unpaid deferred costs					1,142,000
DWave System [Member]
Cash flows from operating activities:
Net income (loss)		(24,815,000)	(13,496,000)
Adjustments to reconcile net loss to cash used in by operating activities:
Depreciation and amortization		705,000	747,000
Stock-based compensation		1,600,000	330,000
Amortization of operating right of use assets		459,000	497,000
Provision for excess and obsolete inventory		265,000	219,000
Non-cash interest expense on government assistance		1,955,000	385,000
Non-cash final fee payment for Venture Loan		583,000	0
Unrealized foreign exchange loss (gain)		(349,000)	44,000
Change in operating assets and liabilities:
Trade accounts receivable		(505,000)	(126,000)
Research incentives receivable		(851,000)	(5,339,000)
Inventories		(301,000)	39,000
Prepaid expenses and other current assets		(4,449,000)	(288,000)
Trade accounts payable		107,000	(1,764,000)
Accrued expenses and other current liabilities		4,578,000	(733,000)
Deferred revenue		(54,000)	(324,000)
Operating lease liabilities		(427,000)	(459,000)
Net cash used in operating activities		(21,499,000)	(20,268,000)
Cash flows from investing activities:
Purchase of property and equipment		(175,000)	(1,069,000)
Purchase of software		(43,000)	(196,000)
Net cash used in investing activities		(218,000)	(1,265,000)
Cash flows from financing activities:
Proceeds from government assistance		3,178,000	13,458,000
Proceeds from debt financing		19,870,000	0
Proceeds from issuance of common stock upon exercise of stock options		141,000	67,000
Debt payments		(424,000)	(398,000)
Net cash provided by financing activities		22,765,000	13,127,000
Effect of exchange rate changes on cash and cash equivalents		(65,000)	262,000
Net (decrease) increase in cash and cash equivalents		983,000	(8,144,000)
Cash and cash equivalents at beginning of period		9,483,000	21,335,000		21,335,000
Cash and cash equivalents at end of period	10,466,000	10,466,000	13,191,000	21,335,000	9,483,000	21,335,000
Supplemental disclosure of noncash investing and financial activities:
Acquisition of property and equipment included in accounts payable		3,000	21,000
Unpaid deferred costs		3,734,000	0
DPCM Capital, Inc. [Member]
Cash flows from operating activities:
Net income (loss)		2,170,190	14,064,062	(27,406,287)	24,245,377
Adjustments to reconcile net loss to cash used in by operating activities:
Interest earned on marketable securities held in Trust Account		(427,040)	(71,548)	$ (48,914)	$ (115,883)
Transaction cost allocatable to warrants				381556.00%	0.00%
Change in fair value of warrant liabilities		(4,487,400)	(15,480,000)	$ 26,740,000	$ (27,912,600)
Unrealized (gain) loss on marketable securities held in Trust Account		(16,538)	6,283	(9,563)	(8,962)
Reduction of deferred underwriting fee		(234,500)	0
Change in operating assets and liabilities:
Prepaid expenses		105,734	48,970	(389,413)	213,190
Income taxes payable		19,801	0
Accounts payable and accrued expenses		2,402,437	701,110	270,054	2,619,041
Net cash used in operating activities		(467,316,000)	(731,123,000)	(462,567)	(959,837)
Cash flows from investing activities:
Investment of cash into Trust Account				(300,000,000)
Net cash used in investing activities				(300,000,000)
Cash flows from financing activities:
Share issuance costs				(477,876)
Proceeds from promissory note—related party		420,000	0	(250,000)
Proceeds from issuance of common stock				25,000
Proceeds from sale of Units, net of underwriting discounts paid				294,000,000
Proceeds from sale of Private Placements Warrants				8,000,000
Repayment of promissory note—related party				250,000
Net cash provided by financing activities		420,000	0	301,547,124
Net (decrease) increase in cash and cash equivalents		(47,316,000)	(731,123,000)	1,084,557,000	(959,837,000)
Cash and cash equivalents at beginning of period		124,720	1,084,557	0	1,084,557
Cash and cash equivalents at end of period	$ 77,404	77,404	353,434	1,084,557	124,720	$ 1,084,557
Supplemental disclosure of noncash investing and financial activities:
Reduction of deferred underwriting fee		$ (10,265,500)	$ 0
Accretion for Class A common stock subject to possible redemption				23,196,320
Deferred underwriting fee payable				10,500,000
Supplementary cash flow information:
Cash paid for income taxes				$ 0	$ 10,424